Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments And Contingencies Disclosure [Abstract]
Operating lease rental expense	$ 6,050	$ 6,715	$ 5,972